Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Third party - prepaid vessel operating expenses	$ 2,404	$ 2,787
Prepaid insurance	1,655	744
Prepaid port agent advances	3	3,086
Other prepaid expenses	955	5,892
Current prepayments and other current assets	10,667	18,159
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,650	5,650
Prepaid vessel operating expenses - SSM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	5,562	5,450
Prepaid expenses - SCM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	85	84
Prepaid expenses - Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	3	3
Prepaid expenses - related party port agent | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	0	98
Prepaid expenses - Scorpio MR Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	0	14
Prepaid expenses - Scorpio LR2 Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 0	$ 1